Securities Act File No.   333-192305
Investment Company Act File No. 811-22912

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

PRE-EFFECTIVE AMENDMENT NO.             /_/

POST-EFFECTIVE AMENDMENT NO.32    /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

AMENDMENT NO. 35    /X/
__________________________________________________________________

DREYFUS BNY MELLON FUNDS, INC.

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on November 15, 2015 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for Dreyfus BNY Mellon Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until November 15, 2015, the effectiveness of Post-Effective Amendment No. 7 ("PEA No. 7"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-14-000326 on April 11, 2014. Since no other changes are intended to be made to PEA No. 7 by means of this filing, Parts A, B and C of PEA No. 7 are incorporated herein by reference.

PART A – PROSPECTUSES

The Prospectuses for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund are incorporated herein by reference to Part A of PEA No. 7.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund is incorporated herein by reference to Part B of PEA No. 7.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 16th day of October, 2015.

DREYFUS BNY MELLON FUNDS, INC.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	October 16, 2015
Bradley J. Skapyak

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	October 16, 2015

/s/ Joseph S. DiMartino*	Chairman of the Board	October 16, 2015
Joseph S. DiMartino

/s/ Kenneth A. Himmel*	Board Member	October 16, 2015
Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Board Member	October 16, 2015
Stephen J. Lockwood

/s/ Roslyn M. Watson*	Board Member	October 16, 2015
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	October 16, 2015
Benaree Pratt Wiley

/s/ Francine J. Bovich*	Board Member	October 16, 2015
Francine J. Bovich

*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact